Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 110,000
Previously Paid Amount	0.00
Total Fee Amount	15.19
Total Offset Amount	0.00
Net Fee	15.19
Narrative - Max Aggregate Offering Price	$ 110,000
Final Prospectus	true